Inventory (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Inventory
Total inventory	$ 4,588	$ 4,288
Lubricating oil
Inventory
Total inventory	4,165	$ 4,288
Bunkers
Inventory
Total inventory	$ 423